Taxes	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 15 – TAXES

a. Value-Added Tax (“VAT”)

The Company is subject to VAT and related surcharges in China for providing member services and other in-depth services. The applicable VAT rate is 6% for general taxpayers and 3% for small-scale taxpayer. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). VAT liability is recorded in the line item of accrued expenses and other current liabilities on the condensed consolidated balance sheets. Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

All of the tax returns of the Company have been and remain subject to examination by the PRC tax authorities for five years from the date of filing.

b. Income tax

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, the Company’s HK subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the six months ended June 30, 2022 and 2021 and accordingly no provision for Hong Kong profits tax has been made in these periods.

China

The Company’s subsidiaries are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. SDH obtained its HNTE certificate on October 25, 2017, and renewed in 2021. Therefore, SDH is eligible to enjoy a preferential tax rate of 15% from 2017 to 2023 to the extent it has taxable income under the EIT Law.

From January 1, 2021 to December 31, 2030, due to the operation of Guizhou New Energy and Sunrise Guxian located in the western region, these two companies are eligible to enjoy a preferential tax rate of 15% pursuant to the Catalogue of Encouraged Industries in the western region.

On January 17, 2019, the State Taxation Administration issues the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately US$154,238, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While the portion of annual taxable income exceeding RMB1,000,000, approximately US$154,238, but not more than RMB3,000,000, approximately US$462,713, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. GMB Consulting was eligible to enjoy a preferential tax rate of 5% from 2018 to 2021.

The components of the income tax provision (benefit) are as follows:

	For the six months ended June 30,
	2022	2021
Current
Cayman Islands	$-	$-
BVI	-	-
Hong Kong	-	-
China	168,387	144,616
Deferred		-
Cayman Islands	-	-
BVI	-	-
Hong Kong	-	-
China	837,870	(691,973)
Total	$1,006,257	$(547,357)

Reconciliation between the provision (benefit) for income taxes computed by applying the PRC EIT rate of 25% to loss before income taxes and the actual provision of income taxes is as follows:

	For the six months ended June 30,
	2022	2021

Loss before income taxes	$(6,360,230)	$(1,988,769)
PRC EIT rate	25%	25%
Income taxes computed at statutory EIT rate	$(1,590,058)	$(497,192)
Reconciling items:
Effect of tax holiday and preferential tax rate	1,080,461	112,561
Change in valuation allowance	1,528,595	-
Effect of non-deductible expense	514	2,638
Super deduction of qualified R&D expenditures	(13,255)	(165,364)
Income tax expense (benefit)	$1,006,257	$(547,357)
Effective tax rate	(16)%	28%

Deferred tax assets

According to PRC tax regulations, net operating losses can be carried forward to offset future operating income for five years. Significant components of deferred tax assets were as follows:

	As of June 30, 2022	As of December 31, 2021
Net operating loss carry forwards	$1,550,389	$978,216
Provision for doubtful debts	1,286,281	1,092,140
Deferred tax assets, gross	2,836,670	2,070,356
Less: Valuation allowance	(2,836,670)	(1,218,319)
Deferred tax assets, net	$-	$852,037

The Company has accumulated operating loss of approximately $7,650,362 and $4,717,246 as of June 30, 2022 and December 31, 2021 for income tax purposes available for offsetting against future taxable income. The accumulated operating losses were from several PRC subsidiaries of the Company. As net loss occurred in EPOW BJ, GMB Hangzhou and GMB Zibo for the six months ended June 30, 2022, valuation allowance of $2,836,670 was recorded for the six months ended June 30, 2022 and the accumulated operating loss may not be fully offset in the future. In making such determination, the Company considered factors, including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry forwards, and (iii) tax planning strategies.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the six months ended June 30, 2022 and 2021, the Company had no unrecognized tax benefits.

For the Company’s operating subsidiaries, the tax years ended December 31, 2017, through December 31, 2021 remain open for statutory examination by PRC tax authorities.